Capital Stock - Common Stock Purchase Agreement and Registration Rights - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended				136 Months Ended	145 Months Ended				12 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended			0 Months Ended		1 Months Ended						1 Months Ended				12 Months Ended							3 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended							1 Months Ended
	Jul. 31, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Sep. 30, 2013	Jul. 24, 2013	Dec. 31, 2006	Dec. 27, 2006	Dec. 31, 2007 Maximum [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 U.S. Treasury Notes [Member]	Sep. 30, 2013 Common Stock [Member]	Jul. 19, 2013 Series A Warrants [Member]	Sep. 30, 2013 Series A Warrants [Member]	Sep. 30, 2013 Series A Warrants [Member] U.S. Treasury Notes [Member]	Jul. 19, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member] U.S. Treasury Notes [Member]	Jul. 24, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series A Warrants [Member]	Jul. 24, 2013 Series A Warrants [Member]	Mar. 12, 2013 Subsequent Event [Member]	Jan. 22, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Series A Warrants [Member]	Oct. 24, 2013 Subsequent Event [Member] Series B Warrants [Member]	Oct. 17, 2013 Subsequent Event [Member] Series B Warrants [Member]	Mar. 12, 2013 Co-Chairman and Chief Executive Officer [Member]	Jan. 22, 2013 Co-Chairman and Chief Executive Officer [Member]	Mar. 12, 2013 Co-Chairman and Chief Executive Officer [Member] Subsequent Event [Member]	Jan. 22, 2013 Co-Chairman and Chief Executive Officer [Member] Subsequent Event [Member]	Oct. 31, 2013 Co-Chairman and Chief Executive Officer [Member] Subsequent Event [Member] Series B Warrants [Member]	Oct. 31, 2013 Company's Chief Science Officer [Member] Subsequent Event [Member] Series B Warrants [Member]	Jul. 19, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [ Member]	Oct. 31, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [ Member] Subsequent Event [Member]	Jul. 19, 2013 Placement Agent Warrants [Member]	Sep. 30, 2013 Placement Agent Warrants [Member]	Dec. 31, 2012 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member]	Dec. 31, 2010 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member]	Dec. 09, 2010 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member]	Dec. 09, 2010 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member] Closing Price is above $ 0.25 [Member]	Dec. 09, 2010 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member] Closing Price is above $ 1.25 [Member]	Dec. 09, 2010 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member] Closing Price is above $ 1.75 [Member]	Dec. 09, 2010 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member] Closing Price is above $ 2.25 [Member]	Mar. 31, 2013 Common Stock Purchase Agreement [Member] Aspire Capital Fund, LLC [Member] Subsequent Event [Member]	Sep. 30, 2013 Registration Rights [Member] Aspire Capital Fund, LLC [Member]	Sep. 30, 2012 Registration Rights [Member] Aspire Capital Fund, LLC [Member]	Sep. 30, 2013 Registration Rights [Member] Aspire Capital Fund, LLC [Member]	Sep. 30, 2012 Registration Rights [Member] Aspire Capital Fund, LLC [Member]	Dec. 31, 2012 Registration Rights [Member] Aspire Capital Fund, LLC [Member]	Dec. 31, 2011 Registration Rights [Member] Aspire Capital Fund, LLC [Member]	Jul. 19, 2013 Subscription Agreements [Member] Common Stock [Member]	Jul. 19, 2013 Subscription Agreements [Member] Units [Member]	Jul. 19, 2013 Subscription Agreements [Member] Series A Warrants [Member]	Jul. 19, 2013 Subscription Agreements [Member] Series B Warrants [Member]	Jul. 19, 2013 Subscription Agreements [Member] Units and Series B Warrants [Member]	Jul. 19, 2013 Subscription Agreements [Member] Co-Chairman and Chief Executive Officer [Member] Units [Member]	Jul. 19, 2013 Subscription Agreements [Member] Co-Chairman and Chief Executive Officer [Member] Series B Warrants [Member]	Jul. 19, 2013 Subscription Agreements [Member] Company's Chief Science Officer [Member] Units [Member]	Jul. 19, 2013 Subscription Agreements [Member] Company's Chief Science Officer [Member] Series B Warrants [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock value			$ 1,000,000	$ 2,025,000	$ 134,000		$ 134,000		$ 87,000	$ 80,000			$ 87,000	$ 134,000																			$ 1,000,000	$ 2,025,000																$ 25,000,000
Number of purchase agreement shares sold																									20,000,000																							9,333,333		333,333					1,200,000								20,000,000		20,000,000
Common stock sold for an aggregate to aspire capital												1,200,000																																				5,942,000		500,000					264,000
Capital commitment fees on common stock																																																		500,000
Common stock purchase agreement period																																																	3 years
Number of days to be taken for calculation shares sales price																																																	12 days
Common stock, share issued			5,000,000	10,125,000	134,169,565		134,169,565		87,388,815	80,036,315		1,370,000	87,388,815	134,169,565		1,350,000													20,000,000				5,000,000	10,125,000																	100,000	150,000	200,000	300,000
Closing price of common shares																																																			$ 0.25	$ 1.25	$ 1.75	$ 2.25
Issued shares to aspire capital for operating activities																																																								0	0	1,200,000	5,000,000	5,000,000	4,000,000
Issued to aspire capital for operating activities																																																								0	0	264,000	2,100,000	2,100,000	3,400,000
Common stock value per share			$ 0.20	$ 0.20																													$ 0.20	$ 0.20
Class of warrant period from which warrants exercisable																																						5 years	5 years	5 years	5 years
Percentage of shares purchased after exercising warrants			50.00%	50.00%																													50.00%	50.00%
Shares issued			2,500,000	5,062,500																	1,700,000										1,700,000	20,000,000	2,500,000	5,062,500								2,754,821	667,667																									5,998,999		667,667
Number of shares/Warrants included in total Units																																			15,054,822																											20,000,000		20,000,000			5,998,999		667,667
Common stock, par value		$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Warrants exercise price			0.20	0.20																									0.15			0.15														0.15																		0.15
Gross proceeds from sale of units																																																																		3,000,000
Proceeds from stock offering		2,400,000					6,289,000	2,088,000	2,084,000	3,358,000			28,882,000	35,171,000																														1,000,000	497,000
Percentage of agent fee on gross proceeds from Offering		5.00%
Maximum amount of reimbursement payable to agent																									75,000
Warrants issued							49,929,166			200,000																																				666,666
Percentage of agent warrants to purchase on units issued in offering																																														5.00%
Warrants, term							5 years		5 years													5 years							65 days																	5 years
Percentage of Agent cash solicitation fee on gross proceeds		5.00%
Warrants exercise price																									$ 0.15												$ 0.15
Expiration date of warrants																									Oct. 24, 2013											Oct. 24, 2013
Warrants exercise																										1,700,000				1,700,000						15,054,822
Proceeds from issuance of common stock and warrants	2,400,000																									242,000				242,000
Stock price					$ 0.15		$ 0.15							$ 0.15					$ 0.15
Warrant exercise price					$ 0.15		$ 0.15							$ 0.15
Stock price volatility							87.70%
Risk free interest rate																				1.33%				1.33%			0.03%	0.03%
Warrant expiration term					0 years	5 years 7 months 6 days	6 years 1 month 6 days	5 years 8 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days	5 years							3 years					5 years				26 days
Warrants description							Monte-Carlo simulation model
Fair value of warrant liability in excess of proceeds					1,390,000		1,390,000							1,390,000
Fair value of warrants at issuance																							1,720,000			2,650,000	2,650,000																				115,000
Warrant liabilities					4,400,000		4,400,000							4,400,000	4,500,000
Change in fair value of warrants					27,000		27,000	38,000	38,000	2,335,000			(1,357,000)	(1,330,000)
Transaction financing costs					738,000
Other expense					$ 2,096,000	$ 1,000	$ 2,103,000	$ 10,000	$ 20,000	$ (2,184,000)			$ 3,510,000	$ 5,613,000